Document and Entity Information Document - USD ($)	12 Months Ended
	Dec. 31, 2017	Jun. 30, 2017
Document Information [Line Items]
Entity Registrant Name	OGE ENERGY CORP.
Entity Central Index Key	0001021635
Current Fiscal Year End Date	--12-31
Entity Filer Category	Large Accelerated Filer
Document Type	8-K
Document Period End Date	Dec. 31, 2017
Document Fiscal Year Focus	2017
Document Fiscal Period Focus	FY
Amendment Flag	false
Entity Common Stock, Shares Outstanding	199,706,104
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Public Float		$ 6,947,712,180